CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ 102,667	$ (17,837)	$ (60,646)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(4,401)	(512)	7,102
Total comprehensive profit (loss) for the year	98,266	(18,349)	(53,544)
Attributable to:
Owners of the Company	68,014	(24,740)	(41,990)
Non-controlling interest	$ 30,252	$ 6,391	$ (11,554)